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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended August 31, 2009. This series has May 31 fiscal year end.

Date of reporting period: August 31, 2009

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.1%
AIRPORT 8.0%
Denver, CO City & Cnty. Arpt. Sys. RB:
Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance)	$4,700,000	$5,063,592
Ser. A1, 5.25%, 11/15/2015	5,000,000	5,152,950
Houston, TX Arpt. Sys. Sr. Lien RRB, Ser. 2009A, 5.00%, 07/01/2020	2,125,000	2,271,922
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., Ser. A, 5.75%, 10/01/2021	2,000,000	2,193,460
San Francisco, CA City & Cnty. Intl. Arpt. Commission RRB, Ser. 34E, 5.75%, 05/01/2021, (Insd. by FSA)	5,000,000	5,245,350

		19,927,274

EDUCATION 2.7%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A:
5.25%, 04/01/2020	1,000,000	1,053,340
5.25%, 04/01/2021	2,000,000	2,089,560
Rhode Island Hlth. & Edl. Bldg. RB, Providence Pub. Sch. Financing, Ser. A, 5.00%, 05/15/2022	2,425,000	2,567,469
Texas Tech Univ. RRB, Revenue Financing Sys., Ser. 12, 5.00%, 02/15/2022	1,000,000	1,090,650

		6,801,019

ELECTRIC REVENUE 5.6%
Florida Muni. Power Agcy. RB, Ser. A, 5.25%, 10/01/2020	5,000,000	5,373,350
Kissimmee, FL Util. Auth. Elec. Sys. RRB, Ser. 2003, 5.25%, 10/01/2018 #	2,975,000	3,291,123
Louisa, VA IDA PCRRB, Virginia Elec. & Power Co. Proj., Ser. A, 5.375%, 11/01/2035	3,000,000	3,235,440
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	2,000,000	2,022,360

		13,922,273

GENERAL OBLIGATION – LOCAL 12.8%
Bexar Cnty., TX Flood Ctl. GO, Ser. 2007, 5.25%, 06/15/2021, (Insd. by FSA)	1,990,000	2,189,617
Clark Cnty., NV Flood Ctl. Refunding GO, 4.75%, 11/01/2021, (Insd. by FGIC)	4,530,000	4,615,753
Clint, TX Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2022, (Gtd. by PSF)	1,395,000	1,527,316
Collins Cnty., TX Allen Independent Sch. Dist. Bldg. GO, Ser. 2009:
5.00%, 02/15/2021	1,000,000	1,124,390
5.00%, 02/15/2022	1,000,000	1,113,290
Garland, TX Refunding GO, 5.00%, 02/15/2021, (Insd. by FSA)	4,605,000	5,014,108
Grant Cnty., WA Sch. Dist. No. 161 GO, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	2,043,127
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	5,000,000	5,724,350
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by MBIA)	2,500,000	2,690,800
Imlay City, MI Cmnty. Sch. Dist. Refunding GO, 4.75%, 05/01/2020, (Insd. by MBIA)	1,475,000	1,544,634
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,417,175
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	935,000	942,396
Oakland, CA Cnty. of Alameda Unified Sch. Dist. GO, Ser. 2009A, 6.50%, 08/01/2020	1,000,000	1,111,150

		32,058,106

GENERAL OBLIGATION – STATE 1.3%
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by FGIC)	3,000,000	3,157,980

HOSPITAL 16.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr.:
Ser. A, 5.00%, 08/15/2021	2,000,000	2,022,480
Ser. B, 5.00%, 06/15/2018	4,000,000	4,151,320
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. D, 5.50%, 01/01/2019	5,000,000	5,460,100
California Hlth. Facs. Fin. Auth. RB, Providence Hlth. & Svcs., Ser. C, 5.75%, 10/01/2019	1,000,000	1,119,220
Illinois Fin. Auth. RB, Advocate Hlth. Care Network, Ser. D, 6.125%, 11/01/2023	3,000,000	3,252,390
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth., 5.00%, 11/01/2018	5,000,000	5,360,450
Jackson, TN Hosp. RRB, Jackson-Madison Cnty. Gen. Hosp. Proj., Ser. 2008, 5.25%, 04/01/2018	1,000,000	1,067,550
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	6,000,000	6,406,980
Michigan Hosp. Fin. Auth. RB, Healthcare Equipment Loan Program, Ser. C-18, FRN, 3.50%, 12/01/2032, (LOC: Fifth Third Bancorp)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. A-1, 6.00%, 12/01/2034	3,000,000	3,295,530

1

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	$2,315,000	$2,423,319
Wisconsin Hlth. & Edl. Facs. RB, Aurora Hlth. Care, Inc., Ser. B, 5.125%, 08/15/2027 #	2,000,000	1,998,800

		40,558,139

HOUSING 4.6%
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	825,000	842,820
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	1,250,000	1,306,713
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	750,000	760,380
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	130,000	139,503
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	150,000	152,406
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. AA, 5.25%, 10/01/2016	765,000	835,533
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	205,000	209,641
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	195,000	203,486
Utah Hsg. Fin. Agcy. SFHRB, Ser. 2005E, 3.40%, FRN, 01/01/2037	7,000,000	7,000,000

		11,450,482

INDUSTRIAL DEVELOPMENT REVENUE 9.6%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	5,000,000	5,168,750
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Power Plant Proj., 5.05%, 11/01/2048	3,000,000	3,166,290
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	6,000,000	5,893,560
Jasper Cnty., IN PCRRB, 5.60%, 11/01/2016, (Insd. by MBIA)	4,000,000	4,231,080
Maine Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.65%, 02/01/2016	5,000,000	4,669,900
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	1,000,000	953,380

		24,082,960

LEASE 1.3%
New Jersey Bldg. Auth. RB, Ser. A, 5.00%, 06/15/2020	3,000,000	3,188,370

MISCELLANEOUS REVENUE 3.5%
New Jersey COP, Ser. 2009 A, 5.25%, 06/15/2021	2,000,000	2,146,740
New York Urban Dev. Corp. RRB, Ser. D, 5.50%, 01/01/2019, (Insd. by Assured Guaranty Corp.)	3,000,000	3,392,400
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2019	3,000,000	3,164,940

		8,704,080

POWER 1.5%
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.25%, 01/01/2019	3,500,000	3,660,720

PRE-REFUNDED 2.8%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,185,000	3,659,310
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	2,680,000	3,326,872

		6,986,182

SALES TAX 2.2%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB Warrants, Ser. A:
5.25%, 01/01/2017	5,000,000	3,474,950
5.25%, 01/01/2019	3,000,000	2,085,060

		5,560,010

STUDENT LOAN 0.9%
Massachusetts Edl. Financing Auth. RB, Ser. I, 5.50%, 01/01/2018	2,000,000	2,143,320

TOBACCO REVENUE 1.4%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	4,025,000	3,610,304

TRANSPORTATION 15.1%
Metropolitan New York Trans. Auth. RB, Ser. A:
5.00%, 11/15/2020	8,915,000	9,348,269
5.00%, 11/15/2021	6,510,000	6,768,512
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	7,850,000	8,767,194
New York Tollway Auth. Second Gen. Hwy. & Bridge Funding RB, Ser. A, 5.00%, 04/01/2020	5,650,000	6,173,812
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.)	6,450,000	6,752,247

		37,810,034

2

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 5.2%
Columbus, OH American Muni. Power-Ohio, Inc. RB, Electricity Purchase Proj., Ser. A, 5.00%, 02/01/2012	$1,000,000	$1,035,640
Indiana Bond Bank RB, Spl. Program Gas, Ser. 2007 A, 5.00%, 10/15/2017	3,650,000	3,758,807
Philadelphia, PA Gas Works RRB, Ser. 8-A:
5.00%, 08/01/2015	1,000,000	1,012,050
5.00%, 08/01/2016	1,000,000	1,005,180
5.25%, 08/01/2017	1,225,000	1,237,740
Tennessee Energy Acquisition Corp. Gas RB:
Ser. 2006A, 5.25%, 09/01/2019	3,000,000	2,973,120
Ser. A, 5.00%, 09/01/2016	2,000,000	2,000,820

		13,023,357

WATER & SEWER 2.4%
Miami-Dade Cnty., FL Water & Sewer RB, Ser. C, 5.25%, 10/01/2022	3,000,000	3,141,510
San Francisco, CA Pub. Util. Commission Water RB, Ser. 2009A, 5.00%, 11/01/2021	2,590,000	2,840,324

		5,981,834

Total Municipal Obligations (cost $238,461,106)		242,626,444

SHORT-TERM INVESTMENTS 4.1%
COMMERCIAL PAPER 1.6%
Industrial Development Revenue 1.6%
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, The Dow Chemical Co. Proj., 3.50%, 09/03/2009	4,000,000	4,000,000

	Shares	Value

MUTUAL FUND SHARES 2.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.30% q ø ##	6,200,706	6,200,706

Total Short-Term Investments (cost $10,200,706)		10,200,706

Total Investments (cost $248,661,812) 101.2%		252,827,150
Other Assets and Liabilities (1.2%)		(3,029,568)

Net Assets 100.0%		$249,797,582

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

3

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2009:

Texas	10.7%
New York	10.5%
Michigan	8.0%
New Jersey	6.9%
Florida	6.8%
Indiana	5.3%
Alabama	4.5%
California	4.1%
South Carolina	4.1%
Colorado	4.0%
Pennsylvania	3.7%
Georgia	3.3%
Nevada	3.1%
Utah	2.8%
Illinois	2.6%
Tennessee	2.4%
Arizona	2.1%
Maine	1.8%
Ohio	1.8%
South Dakota	1.5%
Virginia	1.3%
Rhode Island	1.0%
Massachusetts	0.8%
Washington	0.8%
Wisconsin	0.8%
Mississippi	0.5%
Missouri	0.4%
Minnesota	0.3%
New Hampshire	0.1%
New Mexico	0.1%
Oklahoma	0.1%
Non-state specific	3.8%

100.0%

On August 31, 2009, the aggregate cost of securities for federal income tax purposes was $248,661,812. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,267,504 and $3,102,166, respectively, with a net unrealized appreciation of $4,165,338.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$242,626,444	$0	$242,626,444
Short-term investments	6,200,706	4,000,000	0	10,200,706

	$6,200,706	$246,626,444	$0	$252,827,150

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: October 29, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: October 29, 2009